Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Entity Registrant Name	Digimarc Corp
Amendment Flag	false
Entity Central Index Key	0002119322
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Incorporation State Country Code	OR
Entity File Number	001-43301
Entity Tax Identification Number	41-4528284
Entity Address, Address Line One	8500 SW Creekside Place
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97008
City Area Code	(503)
Local Phone Number	469-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DMRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false